CERTIFICATE OF AMENDMENT

TO

CERTIFICATE OF TRUST

OF

BLACKROCK CREDIT STRATEGIES FUND

            This Certificate of Amendment to Certificate of Trust of BlackRock Credit Strategies Fund (the “Trust”) is being executed for the purpose of amending the Certificate of Trust of the Trust filed with the Office of the Secretary of State of the State of Delaware (the “State Office”) on February 20, 2019, pursuant to the Delaware Statutory Trust Act, 12 Del. C. §§ 3801 et seq. (the “Act”).

The undersigned hereby certifies as follows:

1.        The name of the Trust is BlackRock Credit Strategies Fund.

2.        The name of the Trust is hereby changed to BlackRock HPS Credit Strategies Fund.

3.        This Certificate of Amendment to Certificate of Trust shall become effective on December 1, 2025.

IN WITNESS WHEREOF, the undersigned, being a trustee of the Trust, has duly executed this Certificate of Amendment this 9th day of October, 2025, in accordance with Section 3811 of the Act.

                                                                                    /s/ John Perlowski______________

                                                                                    Name: John Perlowski

                                                                                    Title:  Trustee

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